PROPERTY AND EQUIPMENT, NET - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 100,050	¥ 696,528	¥ 566,491	¥ 523,500
Cost of Revenues
PROPERTY AND EQUIPMENT, NET
Depreciation expense	92,520	644,108	520,791	458,655
Selling and Marketing Expense
PROPERTY AND EQUIPMENT, NET
Depreciation expense	303	2,107	986	3,188
General and Administrative Expense
PROPERTY AND EQUIPMENT, NET
Depreciation expense	4,325	30,110	28,727	41,675
Research and Development Expense
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 2,902	¥ 20,203	¥ 15,987	¥ 19,982